The Sentinel Variable Products Trust

                         Supplement dated March 24, 2006
                       to the Prospectus dated May 2, 2005

Portfolio Managers

Effective March 24, 2006, Deborah H. Loomis and Theresa M. Sweet co-manage the Growth Index Fund. Ms. Loomis has been associated with Sentinel Asset Management, Inc. or an affiliate since 1999. Ms. Sweet has been associated with Sentinel Asset Management, Inc. or an affiliate since 1986.

Effective June 30, 2005, Betsy Pecor co-manages the Small Company Fund. Ms. Pecor has been associated with Sentinel Asset Management, Inc. or an affiliate since 2000. Ms. Pecor has earned the right to use the Chartered Financial Analyst designation.

Growth Index Fund

Standard and Poor's has advised that effective December 16, 2005, the S&P 500/BARRA Growth Index will be succeeded by the S&P 500/Citigroup Growth Index, which will have risk-return and constituent characteristics similar to those of the S&P 500/BARRA Growth Index, but is expected to have lower turnover. In addition, the S&P 500/Citigroup Growth Index will measure style across seven different growth factors and acknowledge that some companies exhibit neither strong growth nor value attributes, whereas the S&P 500/BARRA Growth Index identifies growth stocks based on price-to-book ratios and only identifies stocks as pure growth. Also, the S&P 500/Citigroup Growth Index will be rebalanced once per year, while the S&P 500/BARRA Growth Index is rebalanced twice a year.

The portfolio turnover of the Fund impacted by this transition will depend on the exact composition of the indices on December 16, 2005. We expect that there will be significant one-time turnover as a result of this transition.

Details About the Funds' Investment Objectives, Principal Investment Strategies, and Related Risks

The following sentence is added to the "Mortgage-Backed Securities Risk" paragraph beginning on page 15 of the prospectus:

      Economic, business, or political developments may affect the ability of government-sponsored guarantors to repay principal and to make interest payments on the securities in which the fixed-income portion of the Balanced Fund and the Bond Fund invest.

                      The Sentinel Variable Products Trust

                     Supplement dated March 24, 2006 to the
              Statement of Additional Information dated May 2, 2005

Investment Objectives and Policies

The "Asset Coverage for Futures Contracts and Options" paragraph beginning on page 8 of the statement of additional information is deleted and replaced with the following paragraphs:

      Commodity Pool Operator. The use of derivative instruments is subject to applicable regulations of the Commodity Futures Trading Commission ("CFTC"). The Fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 under the Commodity Exchange Act ("CEA") and, therefore, is not subject to registration or regulation by the CFTC as a commodity pool operator under the CEA.

      Asset Coverage for Futures Contracts and Options. The Funds will comply with guidelines established by the SEC with respect to coverage of options and futures contracts by mutual funds, and if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Management of the Trust

The table on page 13 of the statement of additional information is deleted and replaced with the following:

NAME, ADDRESS, AGE              POSITION AND LENGTH OF    PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
                                TIME SERVED
Thomas P. Malone (50)           Vice President and        Sentinel Administrative Services Company ("SASC") - Vice
National Life Drive             Treasurer, since 2000     President, since 1997; Sentinel Funds - Vice President and
Montpelier, VT  05604                                     Treasurer, since 1997; Assistant Vice President, 1990 to
                                                          1997

John K. Landy (46)              Vice President, since     SASC - Senior Vice President, since 2004; Vice President,
National Life Drive             2004                      1997 to 2004; Sentinel Funds - Vice President, since 2002
Montpelier, Vermont 05604

Scott G. Wheeler (40)           Assistant Vice            SASC - Assistant Vice President, since 1998; Sentinel Funds
National Life Drive             President and Assistant   - Assistant Vice President and Assistant Treasurer, since
Montpelier, Vermont 05604       Treasurer, since 2004     1998

Kerry A. Jung (32)              Secretary, since 2005     National Life - Senior Counsel, since 2005; Sentinel Funds -
National Life Drive                                       Secretary, since 2005; Equity Services, Inc.;  Advisor;
Montpelier, VT  05604                                     Sentinel Advisors Company ("SAC");  Sentinel Financial
                                                          Services Company ("SFSC");  SASC - Counsel, since 2005;
                                                          Strong Financial Corporation - Managing Counsel, 2004-2005;
                                                          Associate Counsel, 2000 to 2004

D. Russell Morgan (50)          Chief Compliance          Advisor, SAC, National Life Variable Products Separate
National Life Drive             Officer, since 2004;      Accounts - Chief Compliance Officer, since 2004; Sentinel
Montpelier, Vermont  05604      Secretary, 2000 - 2004    Funds - Chief Compliance Officer, since 2004; Secretary,
                                                          1988-2004;  National Life - Assistant General Counsel, 2001
                                                          to 2004; Senior Counsel, 2000 to 2001; Equity Services, Inc.
                                                          - Counsel, 1986 to 2004; Advisor, SAC,  SFSC,  SASC -
                                                          Counsel, 1993 to 2004

Portfolio Managers

The "Portfolio Managers Compensation" paragraph beginning on page 14 of the statement of additional information is deleted and replaced with the following:

      All portfolio managers are compensated by a combination of fixed salaries and incentive compensation. The fixed salary portion of compensation is generally based on comparative investment management industry data. Portfolio managers who manage more than one fund and/or also manage accounts for National Life and its affiliates have a pro rata share of their salaries based on the amount of assets managed for each area and each type of investment or fund. The determination of these allocations is in the best judgment of and at the discretion of the Advisor's chief executive officer.

      Incentive compensation can be a significant portion of total compensation. Incentive compensation is primarily based on pre-tax investment performance of the series of Sentinel Group Funds, Inc. ("Sentinel retail funds") managed by the portfolio managers relative to Morningstar ratings and rankings. Relative results for the most recent 1-, 3- and 5-year periods are taken into account, with 25% based on the 1-year relative performance, 50% based on the 3-year relative performance, and 25% based on the 5-year relative performance. No incentive compensation is paid for performance below a 50% Morningstar percentile ranking. Each portfolio manager, other than Ms. Loomis and Ms. Sweet, also manage a Sentinel retail fund.

      In the case of the fixed-income Funds, the Advisor may determine an appropriate portion of total incentive compensation to be based on results achieved in the portions of the managed account portfolios for which such portfolio managers are responsible. This determination is based on the effort devoted to each of the portfolios managed, as well as the Advisor's view of overall fairness and creation of appropriate incentives.

      A portion of the incentive compensation for Messrs. Brownlee, Lee, Manion and Schwartz is deferred and invested in one or more Sentinel retail funds. In addition, for all portfolio managers, the Advisor and/or an affiliate contributes an amount equal to 20% of the aggregate amount of all incentive compensation for a particular year to a discretionary award pool. Payments from this pool are determined by the chief executive officers of the Advisor and National Life based on overall results for National Life and its affiliates, an evaluation of individual performance, and other factors they determine.

      Portfolio managers also participate in benefit plans and programs available generally to all employees of National Life and its affiliates. These include health, life and disability insurance, and a defined benefit pension plan.

Portfolio Management of Other Accounts

The following line item is added to the "Portfolio Managers' Management of Registered Investment Companies/Series Other Than the Trust" table:

PORTFOLIO MANAGER      NUMBER OF        TOTAL ASSETS AS OF        NUMBER OF          TOTAL ASSETS OF
                    COMPANIES/SERIES    DECEMBER 30, 20041     COMPANIES/SERIES     COMPANIES/SERIES
                                                                     WITH                 WITH
                                                              PERFORMANCE-BASED     PERFORMANCE-BASED
                                                                     FEE                   FEE
Betsy Pecor                1              $1.247 billion             none                  none

(1) Assets as of April 30, 2005.

Ms. Pecor does not manage any pooled investment vehicles other than registered investment companies or any accounts that are not pooled investment vehicles.

Neither Ms. Loomis nor Ms. Sweet manage any registered investment companies or series other than the Growth Index Fund, any pooled investment vehicles other than registered investment companies or any accounts that are not pooled investment vehicles.